Cover	May 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2025
Entity File Number	001-32001
Entity Registrant Name	Aptose Biosciences Inc.
Entity Central Index Key	0000882361
Entity Tax Identification Number	98-1136802
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	66 Wellington Street West, Suite 5300
Entity Address, Address Line Two	TD Bank Tower, Box 48
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1E6
City Area Code	647
Local Phone Number	479-9828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false